Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Inputs Used in Black-Scholes Option Pricing Model
The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted:
Stock options

	Year ended December 31,
	2018	2019

Risk-free interest rate	2.70%	2.00%
Expected volatility	76.0%	75.7%
Expected dividend yield	—	—
Expected term (in years)	6.1	6.0

Summarizes the Company's stock option activity
The following table summarizes the Company’s stock option activity since December 31, 2018:

	Number of shares	Weighted average exercise price	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2018	2,784,581	$4.05	9.4	$1,403
Granted	1,200,954	5.92
Exercised	(34,740)	2.88
Forfeited	(576,911)	3.89

Outstanding as of December 31, 2019	3,373,884	$4.76	8.79	$8,492

Vested and expected to vest as of December 31, 2019	3,373,884	$4.76	8.79	$8,492
Options exercisable as of December 31, 2019	852,647	$4.05	8.38	$2,735

summarizes the Company's restricted common stock activity
The following table summarizes the Company’s restricted common stock activity since December 31, 2018:

	Shares	Weighted average grant date fair value
Unvested restricted common stock as of December 31, 2018	2,819,949	$1.24
Issued	—	—
Vested	(1,055,997)	1.30
Forfeited	(58,764)	0.73

Unvested restricted common stock as of December 31, 2019	1,705,188	$1.22

Summary of stock-based compensation expense was classified in the statements of operations and comprehensive loss
The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss:

	Year ended December 31,
(in thousands)	2018	2019

Research and development expenses	$2,093	$2,753
General and administrative expenses	1,395	1,454

	$3,488	$4,207